Goodwill - Schedule of Goodwill (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Goodwill [Abstract]
Net carrying amount as at the beginning of the year	¥ 19,713		¥ 19,713
Less: impairment provided during the year
Net carrying amount as at the end of the year			19,713
Less: net carrying amount of the discontinued operation			(19,713)
Net carrying amount of the continuing operations